FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents assets and liabilities which were measured at fair value on a recurring basis as of December 2, 2017 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money market	$50.0	$50.0	$—	$—
Short-term investments (1)	23.7	21.2	2.5	—
Non-current investments (2)	87.4	35.2	52.2	—

Total	$161.1	$106.4	$54.7	$—

Liabilities:
Derivative contracts (3)	$49.2	$—	$49.2	$—
Contingent consideration (4)	281.9	—	—	281.9

Total	$331.1	$—	$49.2	$281.9

(1)	Primarily relates to Mutual Funds. Included in Other current assets on the Condensed Consolidated Balance Sheets.
(2)	Primarily relates to investments in publicly traded stock classified as available for sale (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets on the Condensed Consolidated Balance Sheets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities on the Condensed Consolidated Balance Sheets.
(4)	Relates to CVRs and Plated contingent consideration. Included in Other current liabilities and Other long-term liabilities, respectively, on the Condensed Consolidated Balance Sheets.

The following table presents assets and liabilities which were measured at fair value on a recurring basis as of February 25, 2017 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money market	$596.0	$596.0	$—	$—
Short-term investments (1)	21.6	19.4	2.2	—
Non-current investments (2)	97.5	45.6	51.9	—

Total	$715.1	$661.0	$54.1	$—

Liabilities:
Derivative contracts (3)	$103.7	$—	$103.7	$—
Contingent consideration (4)	281.0	—	—	281.0

Total	$384.7	$—	$103.7	$281.0

(1)	Primarily relates to Mutual Funds. Included in Other current assets on the Condensed Consolidated Balance Sheets.
(2)	Primarily relates to investments in publicly traded stock classified as available for sale (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets on the Condensed Consolidated Balance Sheets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities on the Condensed Consolidated Balance Sheets.
(4)	Relates to CVRs. Included in Other current liabilities on the Condensed Consolidated Balance Sheets.

The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 25, 2017 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money Market	$596.0	$596.0	$—	$—
Short-term investments(1)	21.6	19.4	2.2	—
Non-current investments(2)	97.5	45.6	51.9	—

Total	$715.1	$661.0	$54.1	$—

Liabilities:
Derivative contracts(3)	$103.7	$—	$103.7	$—
Contingent consideration(4)	281.0	—	—	281.0

Total	$384.7	$—	$103.7	$281.0

(1)	Primarily relates to Mutual Funds. Included in Other current assets on the Consolidated Balance Sheets.
(2)	Primarily relates to investments in publicly traded stock classified as available for sale (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets on the Consolidated Balance Sheets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities on the Consolidated Balance Sheets.
(4)	Primarily relates to Casa Ley CVRs. Included in Other current liabilities on the Consolidated Balance Sheets.

The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 27, 2016 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Short-term investments(1)	$20.5	$17.7	$2.8	$—
Non-current investments(2)	59.4	8.1	51.3	—

Total	$79.9	$25.8	$54.1	$—

Liabilities:
Derivative contracts(3)	$184.5	$—	$184.5	$—
Contingent consideration(4)	269.9	—	—	269.9

Total	$454.4	$—	$184.5	$269.9

(1)	Primarily relates to Mutual Funds. Included in Other current assets on the Consolidated Balance Sheets.
(2)	Primarily relates to U.S. Treasury Notes and Corporate Bonds. Included in Other assets on the Consolidated Balance Sheets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities on the Consolidated Balance Sheets.
(4)	Primarily relates to Casa Ley CVRs. Included in Other long-term liabilities on the Consolidated Balance Sheets.

Reconciliation of Level 3 Liabilities

A reconciliation of the beginning and ending balances for Level 3 liabilities for the 40 weeks ended December 2, 2017 follows (in millions):

Contingent consideration
Beginning balance	$281.0
Plated acquisition	60.1
Change in fair value	(54.1)
Payments	(5.1)

Ending balance	$281.9

A reconciliation of the beginning and ending balances for Level 3 liabilities follows (in millions):

	Contingent Consideration
	February 25, 2017	February 27, 2016
Beginning balance	$269.9	$270.9
Changes in fair value	16.0	0.7
Payments	(4.9)	(1.7)

Ending balance	$281.0	$269.9